Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0001531978
Registrant Name	PARAGON 28, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES